Madison Funds | January 31, 2021

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.0%
Alternative Funds - 1.8%
Invesco Optimum Yield Diversified Commodity Strategy		80,630	$1,269,923

Bond Funds - 64.9%
Baird Aggregate Bond Fund Institutional Shares		599,717	7,004,691
iShares 20+ Year Treasury Bond ETF		36,380	5,529,760
iShares MBS ETF		79,435	8,760,886
Madison Core Bond Fund Class Y (A)		1,420,238	14,997,709
Vanguard Short-Term Corporate Bond ETF		104,196	8,659,729
			44,952,775
Foreign Stock Funds - 10.6%
iShares MSCI China ETF		14,202	1,242,959
JPMorgan BetaBuilders Japan ETF		38,399	1,065,572
SPDR S&P Emerging Asia Pacific ETF		12,213	1,626,528
Vanguard FTSE All World ex-U.S. Small-Cap ETF		5,603	678,299
Vanguard FTSE All-World ex-U.S. ETF		45,962	2,692,454
			7,305,812
Stock Funds - 18.7%
Madison Dividend Income Fund Class Y (A)		117,270	3,365,645
Madison Investors Fund Class Y (A)		199,720	4,773,314
VanEck Vectors Gold Miners ETF		30,482	1,051,934
Vanguard Health Care ETF (B)		4,850	1,110,795
Vanguard Information Technology ETF		4,157	1,460,354
Vanguard S&P Mid-Cap 400 Growth ETF		6,642	1,210,571
			12,972,613
Total Investment Companies (Cost $62,328,463)			66,501,123
SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		2,830,483	2,830,483
State Street Navigator Securities Lending Government Money Market Portfolio,0.06% (C) (D)		1,028,125	1,028,125
Total Short-Term Investments (Cost $3,858,608)			3,858,608
TOTAL INVESTMENTS - 101.6% (Cost $66,187,071)			70,359,731
NET OTHER ASSETS AND LIABILITIES - (1.6%)			(1,090,821)
TOTAL NET ASSETS - 100.0%			$69,268,910

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $1,002,006, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 94.9%
Alternative Funds - 3.1%
Invesco Optimum Yield Diversified Commodity Strategy		267,591	$4,214,558

Bond Funds - 40.5%
Baird Aggregate Bond Fund Institutional Shares		823,599	9,619,640
iShares 20+ Year Treasury Bond ETF		47,424	7,208,448
iShares MBS ETF		93,457	10,307,373
Madison Core Bond Fund Class Y (A)		1,556,562	16,437,294
Vanguard Short-Term Corporate Bond ETF		132,182	10,985,646
			54,558,401
Foreign Stock Funds - 20.9%
iShares MSCI China ETF (B)		58,453	5,115,807
JPMorgan BetaBuilders Japan ETF		147,235	4,085,771
SPDR S&P Emerging Asia Pacific ETF (B)		49,770	6,628,369
Vanguard FTSE All World ex-U.S. Small-Cap ETF		30,609	3,705,525
Vanguard FTSE All-World ex-U.S. ETF		147,793	8,657,714
			28,193,186
Stock Funds - 30.4%
iShares Core S&P Small-Cap ETF		16,032	1,564,242
iShares Nasdaq Biotechnology ETF (B)		9,397	1,509,534
Madison Dividend Income Fund Class Y (A)		370,579	10,635,608
Madison Investors Fund Class Y (A)		601,199	14,368,654
VanEck Vectors Gold Miners ETF		107,654	3,715,140
Vanguard Health Care ETF (B)		6,289	1,440,370
Vanguard Information Technology ETF		12,025	4,224,382
Vanguard S&P Mid-Cap 400 Growth ETF		19,441	3,543,317
			41,001,247
Total Investment Companies ( Cost $115,957,551 )			127,967,392
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		7,104,119	7,104,119
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (C) (D)		2,983,502	2,983,502
Total Short-Term Investments ( Cost $10,087,621 )			10,087,621
TOTAL INVESTMENTS - 102.4% ( Cost $126,045,172 )			138,055,013
NET OTHER ASSETS AND LIABILITIES - (2.4%)			(3,281,702)
TOTAL NET ASSETS - 100.0%			$134,773,311

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $4,739,624, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 93.3%
Alternative Funds - 4.2%
Invesco Optimum Yield Diversified Commodity Strategy		176,643	$2,782,127

Bond Funds - 18.9%
Baird Aggregate Bond Fund Institutional Shares		59,599	696,113
iShares 20+ Year Treasury Bond ETF		16,213	2,464,376
iShares MBS ETF		23,315	2,571,412
Madison Core Bond Fund Class Y (A)		367,589	3,881,737
Vanguard Short-Term Corporate Bond ETF		36,817	3,059,861
			12,673,499
Foreign Stock Funds - 30.0%
iShares MSCI China ETF (B)		45,238	3,959,230
JPMorgan BetaBuilders Japan ETF		108,684	3,015,981
SPDR S&P Emerging Asia Pacific ETF		38,365	5,109,451
Vanguard FTSE All World ex-U.S. Small-Cap ETF		27,746	3,358,931
Vanguard FTSE All-World ex-U.S. ETF		79,885	4,679,663
			20,123,256
Stock Funds - 40.2%
iShares Core S&P Small-Cap ETF		11,841	1,155,326
iShares Nasdaq Biotechnology ETF (B)		9,210	1,479,494
Madison Dividend Income Fund Class Y (A)		232,166	6,663,153
Madison Investors Fund Class Y (A)		355,439	8,494,991
VanEck Vectors Gold Miners ETF		77,223	2,664,966
Vanguard Health Care ETF (B)		6,164	1,411,741
Vanguard Information Technology ETF		8,385	2,945,650
Vanguard S&P Mid-Cap 400 Growth ETF		11,706	2,133,536
			26,948,857
Total Investment Companies ( Cost $55,138,297 )			62,527,739
SHORT-TERM INVESTMENTS - 11.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		4,522,201	4,522,201
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (C) (D)		2,900,554	2,900,554
Total Short-Term Investments ( Cost $7,422,755 )			7,422,755
TOTAL INVESTMENTS - 104.4% ( Cost $62,561,052 )			69,950,494
NET OTHER ASSETS AND LIABILITIES - (4.4%)			(2,963,420)
TOTAL NET ASSETS - 100.0%			$66,987,074

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $6,771,943, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 7.5%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.447%, 5/15/23	$325,000	$325,201
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	750,000	751,673
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,978
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	162,314	163,163
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	204,931	207,305
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	164,558	166,980
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	361,771
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	179,062	180,111
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	406,115
Dell Equipment Finance Trust, Series 2020-2, Class A2 (A), 0.47%, 10/24/22	500,000	500,931
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	558,754
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	718,211	723,970
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	392,681	399,100
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	520,394
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	1,052,661
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	248,510	250,060
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	1,133,606	1,137,473
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	1,250,000	1,252,234
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	1,000,000	1,001,593
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	850,000	911,838
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	558,857	565,787
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	361,428
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	308,374
Total Asset Backed Securities ( Cost $12,105,802 )		12,210,894
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	404,219	418,654
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, CMO (A) (B) (D), 1.724%, 2/25/55	424,165	430,555
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,017,850	92,656
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	560,227	607,080
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	685,775	755,215
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	146,339	165,707
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	120,862	141,722
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	3,993,322	744,652
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	37,040	37,110
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	11,613	—
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	290,414	296,014
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,267,122	74,585
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	499,229	10,164
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	169,824	175,271
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	13,216	13,223
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	350,718	359,360
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (D), 2.5%, 6/25/51	1,000,000	1,025,082
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (D), 3%, 2/25/50	363,909	372,680
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	83,289	83,306
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	249,252	259,070
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	194,461	197,344
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	613,333	623,296
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	102,617	104,593
Total Collateralized Mortgage Obligations ( Cost $7,186,638 )		6,987,339

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.136%, 11/25/27	900,000	979,505
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.576%, 1/25/22	21,187,003	67,733
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	389,303	422,748
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,099,188
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.311%, 9/25/26	15,591,508	244,548
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,132,103
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (B) (D), 3.498%, 8/25/46	900,000	956,658
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.565%, 11/25/47	750,000	778,981
Total Commercial Mortgage-Backed Securities ( Cost $5,337,075 )		5,681,464
CORPORATE NOTES AND BONDS - 41.3%
Communication Services - 4.7%
AT&T Inc., 2.25%, 2/1/32	500,000	493,142
AT&T Inc., 4.75%, 5/15/46	500,000	596,922
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	400,000	382,150
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	525,255
Comcast Corp., 3.4%, 4/1/30	225,000	254,896
Comcast Corp., 1.5%, 2/15/31	300,000	291,221
Comcast Corp., 4.7%, 10/15/48	250,000	330,899
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	225,000	181,687
Discovery Communications LLC, 5%, 9/20/37	500,000	616,975
DISH DBS Corp., 6.75%, 6/1/21	525,000	533,032
eBay Inc., 1.9%, 3/11/25	325,000	338,813
Expedia Group Inc., 3.25%, 2/15/30	500,000	510,706
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	221,760
Lumen Technologies Inc. (A), 4.5%, 1/15/29	125,000	128,308
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	90,000	90,180
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	505,150
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	140,625	141,870
Verizon Communications Inc., 4.4%, 11/1/34	500,000	610,359
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	272,568
Vodafone Group PLC (E), 5%, 5/30/38	250,000	318,428
Walt Disney Co./The, 3.8%, 3/22/30	300,000	350,660
		7,694,981
Consumer Discretionary - 4.7%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	256,875
Advance Auto Parts Inc., 1.75%, 10/1/27	250,000	254,949
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (F), 5.25%, 3/15/25	250,000	249,375
Cummins Inc., 1.5%, 9/1/30	500,000	489,885
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	254,375
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	216,220
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	400,000	389,854
Home Depot Inc./The, 3.35%, 4/15/50	250,000	279,818
Kimberly-Clark Corp., 3.1%, 3/26/30	325,000	366,361
Lowe's Cos. Inc., 3%, 10/15/50	500,000	507,832
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	257,627
McDonald's Corp., MTN, 4.2%, 4/1/50	250,000	306,579
NIKE Inc., 2.85%, 3/27/30	250,000	277,407
NIKE Inc., 3.375%, 3/27/50	750,000	862,952
QVC Inc., 4.75%, 2/15/27	250,000	268,031
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	283,404
Southwest Airlines Co., 5.25%, 5/4/25	350,000	401,744
Southwest Airlines Co., 5.125%, 6/15/27	500,000	590,430

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Tractor Supply Co., 1.75%, 11/1/30	550,000	543,378
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	573,933
		7,631,029
Consumer Staples - 2.5%
7-Eleven Inc. (A), 1.8%, 2/10/31	400,000	396,074
7-Eleven Inc. (A), 2.5%, 2/10/41	250,000	245,910
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	511,811
General Mills Inc., 2.875%, 4/15/30	200,000	217,142
Hershey Co./The, 0.9%, 6/1/25	250,000	253,038
Hormel Foods Corp., 1.8%, 6/11/30	200,000	202,481
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	342,808
Mars Inc. (A), 3.875%, 4/1/39	400,000	477,567
Mars Inc. (A), 2.375%, 7/16/40	350,000	347,133
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	357,910
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	384,844
Sysco Corp., 5.95%, 4/1/30	300,000	387,143
		4,123,861
Energy - 4.8%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	142,500
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	455,076
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	432,188
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	319,750
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	554,775
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	275,000	284,955
Kinder Morgan Inc., 5.55%, 6/1/45	400,000	500,591
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	314,133
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	666,435
MPLX L.P., 4.8%, 2/15/29	250,000	296,113
MPLX L.P., 2.65%, 8/15/30	350,000	357,480
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	463,935
Occidental Petroleum Corp., 4.4%, 8/15/49	250,000	211,875
ONEOK Inc., 5.85%, 1/15/26	150,000	178,986
Phillips 66, 0.9%, 2/15/24	500,000	500,955
Phillips 66, 2.15%, 12/15/30	500,000	492,781
Pioneer Natural Resources Co., 2.15%, 1/15/31	375,000	370,307
QEP Resources Inc., 5.375%, 10/1/22	300,000	311,250
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	250,000	290,910
Valero Energy Corp., 6.625%, 6/15/37	500,000	655,952
		7,800,947
Financials - 11.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.5%, 9/15/23	150,000	162,378
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	250,000	282,652
Air Lease Corp., 3.75%, 2/1/22	300,000	307,830
Air Lease Corp., MTN, 2.875%, 1/15/26	500,000	526,802
Alliance Data Systems Corp. (A) (G), 4.75%, 12/15/24	500,000	507,500
American International Group Inc., 4.75%, 4/1/48	500,000	638,826
Athene Global Funding (A), 1.45%, 1/8/26	500,000	500,096
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	517,644
Bank of America Corp., MTN, (SOFR + 1.370%) (B), 1.922%, 10/24/31	250,000	247,747
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	357,250
Capital One Financial Corp., 3.3%, 10/30/24	350,000	381,227
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	507,275
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	550,000	566,500
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	159,263

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Credit Suisse Group AG, (SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	200,000	207,808
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (E), 4.5%, 9/3/30	350,000	346,500
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	325,000	365,989
Empower Finance L.P. (A), 3.075%, 9/17/51	350,000	368,867
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	379,035
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	270,278
Genworth Mortgage Holdings Inc. (A), 6.5%, 8/15/25	250,000	266,562
Goldman Sachs BDC Inc., 2.875%, 1/15/26	400,000	410,159
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	500,000	544,144
Huntington Bancshares Inc., Series G, (7 year CMT + 4.045%) (B), 4.45%, 10/15/27	125,000	133,563
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	319,849
Huntington National Bank/The, 3.55%, 10/6/23	500,000	540,923
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	288,686
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	600,000	599,250
JPMorgan Chase & Co., 1.04%, 2/4/27	650,000	649,273
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	269,276
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	174,721
M&T Bank Corp., 3.55%, 7/26/23	250,000	269,285
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	250,000	274,532
MetLife Inc., Series G, (5 year CMT + 3.576%) (B), 3.85%, 9/15/25	350,000	361,375
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	500,000	554,398
Morgan Stanley, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	183,591
Morgan Stanley, MTN, , (SOFR + 1.020%) (B), 1.928%, 4/28/32	500,000	498,064
Nasdaq Inc., 1.65%, 1/15/31	750,000	731,463
National Securities Clearing Corp. (A), 1.5%, 4/23/25	400,000	412,542
PNC Bank NA, 2.7%, 10/22/29	250,000	268,160
Prudential Financial Inc., (5 year CMT + 3.035%) (B) (F), 3.7%, 10/1/50	250,000	261,875
Regions Financial Corp., 2.25%, 5/18/25	500,000	526,516
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	507,390
State Street Corp., (SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	268,452
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	317,882
Truist Bank, 2.25%, 3/11/30	325,000	335,102
Truist Financial Corp., MTN, 1.95%, 6/5/30	225,000	229,656
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	182,475
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	250,000	250,000
Wells Fargo & Co., (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	366,381
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	263,626
		18,860,638
Health Care - 2.8%
AbbVie Inc., 5%, 12/15/21	200,000	205,790
AbbVie Inc., 3.75%, 11/14/23	400,000	434,820
Becton, Dickinson and Co., 2.894%, 6/6/22	341,000	351,611
Cigna Corp., 4.9%, 12/15/48	500,000	663,633
CVS Health Corp., 5.125%, 7/20/45	500,000	652,206
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	259,135
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	500,000	504,166
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	500,000	522,132
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	295,195
Viatris Inc. (A), 2.7%, 6/22/30	400,000	419,825
Zoetis Inc., 3%, 5/15/50	250,000	262,118
		4,570,631
Industrials - 4.6%
Boeing Co./The, 3.625%, 2/1/31	350,000	376,732
Boeing Co./The, 5.805%, 5/1/50	350,000	460,190

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	546,686
Carrier Global Corp., 3.577%, 4/5/50	200,000	213,285
DAE Funding LLC (A), 5.25%, 11/15/21	500,000	511,350
DAE Funding LLC (A), 5%, 8/1/24	250,000	259,350
Delta Air Lines Inc., 7.375%, 1/15/26	200,000	229,642
FedEx Corp., 3.8%, 5/15/25	300,000	336,473
General Electric Co., 3.45%, 5/1/27	250,000	279,793
Howmet Aerospace Inc., 5.125%, 10/1/24	200,000	220,022
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	369,506
Quanta Services Inc., 2.9%, 10/1/30	500,000	533,767
Tennant Co., 5.625%, 5/1/25	275,000	285,037
Textron Inc., 2.45%, 3/15/31	250,000	251,256
TransDigm Inc. (A), 6.25%, 3/15/26	475,000	500,954
Vulcan Materials Co., 3.5%, 6/1/30	500,000	569,392
WRKCo Inc., 3.9%, 6/1/28	700,000	799,922
WRKCo Inc., 3%, 6/15/33	300,000	326,041
Xylem Inc., 2.25%, 1/30/31	350,000	362,007
		7,431,405
Information Technology - 2.0%
Broadcom Inc., 4.15%, 11/15/30	250,000	282,826
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	519,532
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	287,375
Intuit Inc. (F), 1.65%, 7/15/30	250,000	250,978
Lam Research Corp., 1.9%, 6/15/30	350,000	357,352
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	500,000	540,121
Micron Technology Inc., 2.497%, 4/24/23	250,000	260,804
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	219,951
Salesforce.com Inc., 3.7%, 4/11/28	500,000	582,489
		3,301,428
Materials - 0.9%
Berry Global Inc. (F), 5.125%, 7/15/23	117,000	119,486
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	225,625
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	155,436
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	416,545
Nutrition & Biosciences Inc. (A), 3.468%, 12/1/50	500,000	529,207
		1,446,299
Real Estate - 1.1%
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	350,000	361,467
Iron Mountain Inc. (A), 4.5%, 2/15/31	250,000	255,625
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	263,800
Omega Healthcare Investors Inc., 3.375%, 2/1/31	250,000	260,112
Store Capital Corp., 4.5%, 3/15/28	500,000	565,839
		1,706,843
Utilities - 1.6%
AES Corp./The (A), 1.375%, 1/15/26	750,000	752,151
Berkshire Hathaway Energy Co. (A), 1.65%, 5/15/31	350,000	345,323
Duke Energy Corp., 3.75%, 9/1/46	500,000	551,208
Eastern Energy Gas Holdings LLC, Series B, 3%, 11/15/29	350,000	380,311
Florida Power and Light Co., 2.85%, 4/1/25	325,000	352,680
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	279,908
		2,661,581
Total Corporate Notes and Bonds ( Cost $62,580,227 )		67,229,643

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

FOREIGN CORPORATE BONDS - 1.2%
Financials - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	500,000	492,434
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	500,000	489,955
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (E) (F), 4.75%, 1/14/31	750,000	757,650
		1,740,039
Industrials - 0.2%
Delta Air Lines Inc. / SkyMiles IP Ltd. (A) (E), 4.75%, 10/20/28	250,000	276,589
Total Foreign Corporate Bonds ( Cost $1,988,463 )		2,016,628
MORTGAGE BACKED SECURITIES - 12.9%
Fannie Mae - 6.9%
3%, 9/1/30 Pool # 890696	543,647	584,383
3%, 12/1/30 Pool # AL8924	285,856	305,422
7%, 11/1/31 Pool # 607515	5,366	6,179
3.5%, 12/1/31 Pool # MA0919	187,799	201,260
6.5%, 3/1/32 Pool # 631377	19,104	21,473
6.5%, 5/1/32 Pool # 636758	1,043	1,180
7%, 5/1/32 Pool # 644591	469	488
6.5%, 6/1/32 Pool # 545691	39,844	45,296
3.5%, 8/1/32 Pool # MA3098	307,882	329,976
3.5%, 9/1/32 Pool # MA3126	205,837	221,216
5.5%, 11/1/33 Pool # 555880	45,654	53,104
5%, 5/1/34 Pool # 780890	20,374	23,688
7%, 7/1/34 Pool # 792636	6,914	7,220
4%, 2/1/35 Pool # MA2177	450,380	493,493
5%, 8/1/35 Pool # 829670	44,980	52,022
5%, 9/1/35 Pool # 835699	50,531	57,446
5%, 9/1/35 Pool # 820347	64,778	75,317
3.5%, 12/1/35 Pool # MA2473	466,235	504,508
4.5%, 12/1/35 Pool # 745147	7,165	7,964
5%, 12/1/35 Pool # 850561	16,522	19,201
6%, 11/1/36 Pool # 902510	44,466	53,535
6%, 10/1/37 Pool # 947563	51,511	62,063
6.5%, 12/1/37 Pool # 889072	39,926	47,320
6.5%, 8/1/38 Pool # 987711	109,423	136,244
3%, 11/1/39 Pool # MA3831	277,182	291,557
4%, 9/1/40 Pool # AE3039	480,095	531,581
4%, 1/1/41 Pool # AB2080	365,080	402,453
5.5%, 7/1/41 Pool # AL6588	328,293	383,781
4%, 9/1/41 Pool # AJ1406	189,680	207,529
4%, 10/1/41 Pool # AJ4046	463,342	517,426
3.5%, 11/1/41 Pool # AB3867	179,360	194,765
4%, 3/1/42 Pool # AL1998	660,076	730,517
3.5%, 6/1/42 Pool # AO4134	706,592	772,635
3.5%, 8/1/42 Pool # AP2133	395,173	430,389
3%, 9/1/42 Pool # AP6568	77,149	83,885
3.5%, 9/1/42 Pool # AB6228	249,303	270,840
4%, 10/1/42 Pool # AP7363	492,940	545,474
3.5%, 1/1/43 Pool # AQ9326	393,356	437,340
3%, 2/1/43 Pool # AL3072	659,837	718,992
3.5%, 3/1/43 Pool # AT0310	356,766	390,034
3.5%, 4/1/43 Pool # AT2887	301,230	329,269
4%, 1/1/45 Pool # AS4257	121,658	134,381

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

4.5%, 10/1/46 Pool # MA2783	86,770	95,948
3%, 1/1/47 Pool # BE0108	468,232	507,839
		11,286,633
Freddie Mac - 6.0%
4.5%, 2/1/25 Pool # J11722	53,999	57,390
4.5%, 5/1/25 Pool # J12247	110,176	117,048
8%, 6/1/30 Pool # C01005	367	439
6.5%, 1/1/32 Pool # C62333	18,274	20,872
2.5%, 2/1/32 Pool # ZS8641	398,144	418,921
3.5%, 8/1/32 Pool # C91485	220,411	239,640
4%, 5/1/33 Pool # G18693	498,322	531,995
4.5%, 6/1/34 Pool # C01856	258,847	287,501
2.5%, 6/1/35 Pool # RC1421	639,130	670,893
6.5%, 11/1/36 Pool # C02660	5,412	6,343
5.5%, 1/1/37 Pool # G04593	158,134	184,918
5.5%, 11/1/37 Pool # A68787	107,839	126,645
5.5%, 12/1/38 Pool # G05267	271,570	318,663
4.5%, 8/1/39 Pool # G08361	299,480	335,590
3.5%, 11/1/40 Pool # G06168	290,207	315,530
4%, 10/1/41 Pool # Q04092	512,031	565,085
4.5%, 3/1/42 Pool # G07491	330,606	370,513
3%, 9/1/42 Pool # C04233	421,606	452,145
3%, 2/1/43 Pool # Q15767	320,757	348,657
3%, 4/1/43 Pool # V80025	303,883	327,684
3%, 4/1/43 Pool # V80026	294,367	315,894
3.5%, 8/1/44 Pool # Q27927	337,251	365,436
3%, 7/1/45 Pool # G08653	591,221	628,317
3.5%, 8/1/45 Pool # Q35614	407,497	443,501
3%, 11/1/45 Pool # G08675	484,305	514,192
3%, 1/1/46 Pool # G08686	617,998	655,761
3%, 10/1/46 Pool # G60722	549,854	593,798
3.5%, 11/1/47 Pool # Q52079	513,234	548,177
		9,761,548
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	5,834	6,763
6.5%, 4/20/31 Pool # 3068	2,849	3,339
4%, 4/15/39 Pool # 698089	21,846	23,813
		33,915
Total Mortgage Backed Securities ( Cost $19,913,683 )		21,082,096
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.7%
U.S. Treasury Bonds - 7.3%
6.625%, 2/15/27	$2,000,000	2,716,641
5.375%, 2/15/31	1,250,000	1,767,383
4.500%, 5/15/38	1,500,000	2,196,973
3.750%, 8/15/41	1,000,000	1,371,055
3.000%, 5/15/45	1,000,000	1,245,351
3.000%, 5/15/47	850,000	1,065,754
3.375%, 11/15/48	500,000	672,558
1.250%, 5/15/50	1,000,000	861,562
		11,897,277
U.S. Treasury Notes - 18.4%
0.125%, 10/15/24	760,725	822,019
2.000%, 11/15/21	2,000,000	2,029,688

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

1.625%, 8/15/22		4,000,000	4,093,281
2.750%, 2/15/24		3,000,000	3,232,969
2.250%, 11/15/25		4,000,000	4,348,125
1.500%, 8/15/26		4,000,000	4,208,906
2.375%, 5/15/27		4,000,000	4,426,406
2.875%, 5/15/28		3,000,000	3,439,805
2.625%, 2/15/29		1,000,000	1,133,945
0.625%, 8/15/30		2,250,000	2,158,594
			29,893,738
Total U.S. Government and Agency Obligations ( Cost $39,213,129 )			41,791,015
		Shares
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (H)		5,227,205	5,227,205
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (H) (I)		1,577,125	1,577,125
Total Short-Term Investments ( Cost $6,804,330 )			6,804,330
TOTAL INVESTMENTS - 100.6% ( Cost $155,129,347 )			163,803,409
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(1,046,255)
TOTAL NET ASSETS - 100.0%			$162,757,154

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2021.
(C)	Stepped rate security. Rate shown is as of January 31, 2021.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.0% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $1,543,280, are on loan as part of a securities lending program. See footnote (I) and Note 4 for details on the securities lending program.
(G)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $507,500, representing 0.3% of net assets.
(H)	7-day yield.
(I)	Represents investments of cash collateral received in connection with securities lending.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 34.8%
Communication Services - 2.0%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$1,106,016
Walt Disney Co./The, 3.8%, 3/22/30	2,125,000	2,483,843
		3,589,859
Consumer Discretionary - 7.0%
Costco Wholesale Corp., 1.375%, 6/20/27	2,125,000	2,175,796
Cummins Inc., 1.5%, 9/1/30	1,500,000	1,469,654
Home Depot Inc./The, 2.7%, 4/15/30	2,125,000	2,319,732
Kimberly-Clark Corp., 1.05%, 9/15/27	2,000,000	2,010,809
NIKE Inc., 2.75%, 3/27/27	2,125,000	2,336,375
Target Corp., 2.9%, 1/15/22	2,000,000	2,050,788
Target Corp., 3.5%, 7/1/24	305,000	336,092
		12,699,246
Consumer Staples - 3.2%
Coca-Cola Co./The, 1%, 3/15/28	1,500,000	1,476,712
Hershey Co./The, 1.7%, 6/1/30	2,000,000	2,027,817
PepsiCo Inc., 2.75%, 3/19/30	2,125,000	2,320,133
		5,824,662
Financials - 14.6%
American Express Credit Corp., MTN, 2.7%, 3/3/22	1,500,000	1,536,262
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	625,000	647,055
Bank of America Corp., FRN, MTN, (SOFR + 1.010%) (A), 1.197%, 10/24/26	2,000,000	2,017,811
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,500,000	1,566,309
BlackRock Inc., 3.5%, 3/18/24	2,000,000	2,190,736
Huntington National Bank/The, 3.55%, 10/6/23	1,500,000	1,622,768
JPMorgan Chase & Co., 2.972%, 1/15/23	1,500,000	1,537,911
JPMorgan Chase & Co., FRN, (3M USD LIBOR + 1.155%) (A), 3.22%, 3/1/25	2,125,000	2,288,906
Mastercard Inc., 3.3%, 3/26/27	2,259,000	2,547,901
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,500,000	1,546,105
State Street Corp., (SOFR + 0.940%) (A), 2.354%, 11/1/25	2,125,000	2,265,602
Truist Financial Corp., MTN, 2.85%, 10/26/24	2,000,000	2,165,657
Truist Financial Corp., MTN, 1.95%, 6/5/30	500,000	510,346
U.S. Bancorp, MTN, 2.625%, 1/24/22	2,000,000	2,042,199
Wells Fargo & Co., MTN, (3M USD LIBOR + 0.825%) (A), 2.406%, 10/30/25	2,000,000	2,112,364
		26,597,932
Health Care - 0.9%
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,579,254

Industrials - 1.4%
Caterpillar Inc., 3.9%, 5/27/21	500,000	505,925
John Deere Capital Corp., MTN, 2.65%, 1/6/22	2,000,000	2,044,608
		2,550,533
Information Technology - 5.7%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,571,001
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,502,190
Intel Corp., 3.3%, 10/1/21	2,000,000	2,040,851
Microsoft Corp., 2.875%, 2/6/24	750,000	804,352
salesforce.com Inc., 3.25%, 4/11/23	2,125,000	2,255,018
Texas Instruments Inc., 1.375%, 3/12/25	2,125,000	2,189,102
		10,362,514

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

Total Corporate Notes and Bonds ( Cost $61,368,795 )			63,204,000
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.2%
	Fannie Mae - 11.6%
	1.375%, 10/7/21	4,500,000	4,539,556
	1.875%, 4/5/22	5,000,000	5,104,756
	0.500%, 11/7/25	2,500,000	2,504,347
	2.125%, 4/24/26	5,000,000	5,420,813
	0.750%, 10/8/27	3,500,000	3,487,695
			21,057,167
	Freddie Mac - 8.0%
	2.375%, 1/13/22	4,500,000	4,597,360
	0.375%, 4/20/23	5,000,000	5,023,736
	0.375%, 7/21/25	5,000,000	4,987,911
			14,609,007
	U.S. Treasury Notes - 43.6%
	0.125%, 11/30/22	1,500,000	1,500,293
	2.250%, 7/31/21	2,250,000	2,274,082
	1.875%, 11/30/21	4,500,000	4,566,094
	2.000%, 2/15/22	4,500,000	4,588,418
	1.125%, 2/28/22	4,500,000	4,549,219
	1.875%, 7/31/22	4,500,000	4,618,301
	1.750%, 5/15/23	4,500,000	4,664,531
	1.625%, 5/31/23	5,000,000	5,171,484
	2.500%, 8/15/23	5,500,000	5,827,207
	2.750%, 11/15/23	4,500,000	4,823,613
	2.125%, 2/29/24	4,500,000	4,765,430
	2.375%, 8/15/24	5,000,000	5,375,781
	2.250%, 11/15/24	4,500,000	4,832,930
	2.125%, 5/15/25	4,500,000	4,840,488
	1.625%, 5/15/26	3,500,000	3,705,762
	1.500%, 8/15/26	3,500,000	3,682,793
	0.625%, 3/31/27	3,000,000	2,997,070
	2.375%, 5/15/27	3,000,000	3,319,805
	2.250%, 11/15/27	2,750,000	3,025,107
			79,128,408
Total U.S. Government and Agency Obligations ( Cost $112,932,868 )			114,794,582
		Shares
	SHORT-TERM INVESTMENTS - 1.5%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	2,823,227	2,823,227
Total Short-Term Investments ( Cost $2,823,227 )			2,823,227
TOTAL INVESTMENTS - 99.5% ( Cost $177,124,890 )			180,821,809
NET OTHER ASSETS AND LIABILITIES - 0.5%			865,060
TOTAL NET ASSETS - 100.0%			$181,686,869

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2021.
(B)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.3%
Airport - 3.4%
Metropolitan Washington Airports Authority Revenue, 5%, 10/1/21	$100,000	$103,176
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	614,450
		717,626
Development - 4.0%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	175,650
Loudoun County Economic Development Authority, 5%, 12/1/25	125,000	153,429
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	519,633
		848,712
Education - 10.7%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	451,404
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	227,011
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	548,765
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	423,177
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	339,560
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	298,500
		2,288,417
Facilities - 6.9%
Henry County Virginia Industrial Development Authority , 4.125%, 11/1/50	250,000	284,275
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	120,902
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	493,403
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	20,000	20,027
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	276,909
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	280,648
		1,476,164
General - 15.8%
Chesterfield County Economic Development Authority Revenue, Series B, 3%, 4/1/38	285,000	319,798
James City County Economic Development Authority, 5%, 6/15/30	500,000	654,220
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	897,406
Virginia Beach Development Authority, 5%, 9/1/28	100,000	117,737
Virginia Beach Development Authority, 5%, 9/1/29	125,000	146,515
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	270,660
Virginia Public Building Authority, 5%, 8/1/25	235,000	285,250
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	324,712
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	147,038
Wise County Industrial Development Authority Revenue, 5%, 11/1/21	100,000	103,520
Wise County Industrial Development Authority Revenue, 5%, 11/1/22	100,000	108,111
		3,374,967
General Obligation - 25.3%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	188,762
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	129,353
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	212,659
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WTHHLDG), 5%, 8/1/47	455,000	602,338
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	521,811
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	81,891
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	502,625
City of Virginia Beach VA, Series A, (ST AID WITHHLDG), 5%, 7/15/21	200,000	204,408
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	317,268
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	556,700
County of Arlington VA, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	204,718
County of Arlington VA, Series A, (Prerefunded 8/15/26 @ $100), 5%, 8/15/30	600,000	755,466
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	266,205

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	519,634
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	228,568
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	106,950
		5,399,356
Medical - 5.3%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	510,854
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	300,000	318,078
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	308,082
		1,137,014
Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	327,973

Transportation - 10.1%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	584,718
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5%, 7/1/37	170,000	227,805
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	55,000	57,314
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	106,310
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	237,305
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	577,318
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	259,254
Virginia Port Authority Revenue, Series B, AMT, 5%, 7/1/21	100,000	101,947
		2,151,971
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	328,545

Water - 12.8%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	606,550
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	187,082
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	199,942
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	158,529
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	533,271
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	325,165
Prince William County Service Authority, 5%, 7/1/22	250,000	267,268
Upper Occoquan Sewage Authority, 3%, 7/1/49	380,000	419,330
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	15,000	15,544
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	20,000	20,716
		2,733,397
TOTAL INVESTMENTS - 97.3% ( Cost $19,271,605 )		20,784,142
NET OTHER ASSETS AND LIABILITIES - 2.7%		569,400
TOTAL NET ASSETS - 100.0%		$21,353,542

BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

'Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.3%
Alabama - 5.3%
Butler County Board of Education, (AGM), 5%, 7/1/37	$235,000	$271,465
Lee County Board of Education Authority Revenue, 4%, 2/1/28	490,000	564,657
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	190,165
UAB Medicine Finance Authority Revenue, 5%, 9/1/27	150,000	191,109
		1,217,396
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	206,838

California - 0.7%
Los Angeles County Metropolitan Transportation Authority, Series A, 5%, 7/1/40	120,000	150,574

Colorado - 2.2%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	514,064

Florida - 6.2%
Northern Palm Beach County Improvement District, (AGM), 5%, 8/1/21	250,000	255,593
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	567,756
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	309,507
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	303,567
		1,436,423
Georgia - 3.3%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	437,526
City of Atlanta GA Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	330,022
		767,548
Hawaii - 2.3%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	529,747

Idaho - 2.4%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	558,090

Illinois - 6.0%
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	682,645
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	534,364
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	172,053
		1,389,062
Indiana - 5.5%
Indianapolis Local Public Improvement Bond Bank Revenue, 5%, 2/1/24	275,000	313,085
Lincoln Center Building Corp., 4%, 8/1/28	285,000	340,617
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	608,570
		1,262,272
Kansas - 3.7%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	603,391
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	248,965
		852,356
Kentucky - 2.2%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	509,481

Michigan - 1.7%
Central Michigan University, 5%, 10/1/21	150,000	154,376

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

'Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Redford Unified School District No. 1, General Obligation, (Q-SBLF) 5%, 5/1/22	220,000	227,968
		382,344
Mississippi - 2.6%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	596,367

Missouri - 2.1%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	478,228

New Jersey - 5.7%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	491,751
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	328,135
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	334,567
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	165,579
		1,320,032
New Mexico - 1.0%
County of Otero NM, (BAM), 4%, 12/1/28	195,000	234,121

New York - 5.1%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	126,053
New York State Dormitory Authority, Series C, (NATL), 5.25%, 7/1/21	225,000	229,327
New York State Dormitory Authority, Series 1, (BHAC-CR) 5.5%, 7/1/31	250,000	332,162
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	415,000	494,394
		1,181,936
North Carolina - 3.8%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	579,030
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	285,000	310,479
		889,509
Ohio - 2.5%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24 (A)	500,000	575,055

Oklahoma - 4.2%
Elk City Industrial Authority, 4%, 5/1/30	435,000	516,793
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	443,256
		960,049
Pennsylvania - 3.1%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	433,866
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	284,635
		718,501
South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	250,366

Tennessee - 2.4%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	431,198
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	130,386
		561,584
Texas - 9.7%
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	673,365
City of Center TX, General Obligation, 3%, 8/15/34	410,000	461,557
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	597,945
Red River Education Finance Corp., REF-ST Edwards University Project., 5%, 6/1/21	300,000	303,099
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	218,594
		2,254,560

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

'Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Utah - 1.7%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	400,907

Virginia - 5.5%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	650,330
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	315,880
Western Regional Jail Authority, 5%, 12/1/34	250,000	311,422
		1,277,632
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	233,655

West Virginia - 2.4%
West Virginia Economic Development Authority, Series A, Series A, 5%, 7/1/37	450,000	554,504

Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	457,564

TOTAL INVESTMENTS - 98.3% ( Cost $20,885,101 )		22,720,765
NET OTHER ASSETS AND LIABILITIES - 1.7%		402,557
TOTAL NET ASSETS - 100.0%		$23,123,322

(A)	Restricted. The aggregate cost of such securities is $537,760. The aggregate value is $575,055,representing 2.5% of net assets.
AGM	Assured Guaranty Municipal Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
NATL	National Interstate Corporation.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 66.4%
Communication Services - 5.1%
Comcast Corp., Class A	91,850	$4,553,005
Verizon Communications Inc.	72,500	3,969,375
		8,522,380
Consumer Discretionary - 7.0%
Home Depot Inc./The	16,950	4,590,399
Lowe's Cos. Inc.	11,100	1,852,035
McDonald's Corp.	15,250	3,169,560
Starbucks Corp.	21,900	2,120,139
		11,732,133
Consumer Staples - 7.4%
Coca-Cola Co./The	37,250	1,793,588
Colgate-Palmolive Co.	16,800	1,310,400
Hershey Co./The	8,600	1,250,784
Nestle S.A., ADR	20,750	2,330,225
PepsiCo Inc.	23,150	3,161,595
Procter & Gamble Co./The	19,450	2,493,684
		12,340,276
Financials - 11.0%
BlackRock Inc.	6,200	4,347,812
CME Group Inc.	12,550	2,280,837
JPMorgan Chase & Co.	24,725	3,181,366
Northern Trust Corp.	36,750	3,277,733
Travelers Cos. Inc./The	27,675	3,772,102
US Bancorp	36,900	1,581,165
		18,441,015
Health Care - 11.1%
AmerisourceBergen Corp.	11,450	1,193,090
Amgen Inc.	8,550	2,064,226
Bristol-Myers Squibb Co.	57,100	3,507,653
Johnson & Johnson	28,050	4,575,796
Medtronic PLC	16,750	1,864,778
Merck & Co. Inc.	32,225	2,483,581
Novartis AG, ADR	11,600	1,049,452
Pfizer Inc.	49,100	1,762,690
		18,501,266
Industrials - 9.6%
3M Co.	15,600	2,740,296
Caterpillar Inc.	21,550	3,940,202
Emerson Electric Co.	45,300	3,594,555
Fastenal Co.	52,100	2,375,239
Honeywell International Inc.	6,350	1,240,600
Union Pacific Corp.	10,575	2,088,245
		15,979,137
Information Technology - 9.8%
Analog Devices Inc.	21,125	3,112,346
Automatic Data Processing Inc.	8,100	1,337,472
Cisco Systems Inc./Delaware	85,600	3,816,048
Paychex Inc.	24,525	2,141,523
TE Connectivity Ltd.	19,475	2,344,790
Texas Instruments Inc.	21,650	3,587,189
		16,339,368

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Materials - 2.2%
Linde PLC	10,200	2,503,080
Nucor Corp.	22,500	1,096,425
		3,599,505
Utilities - 3.2%
Dominion Energy Inc.	33,600	2,449,104
NextEra Energy Inc.	36,475	2,949,733
		5,398,837
Total Common Stocks ( Cost $77,515,939 )		110,853,917
	Par Value
ASSET BACKED SECURITIES - 1.5%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.447%, 5/15/23	175,000	175,108
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	350,000	350,781
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,978
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	64,926	65,265
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	157,639	159,466
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	61,709	62,617
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	89,531	90,056
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	137,130
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,000	253,979
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	235,609	239,460
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	156,118
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	82,837	83,353
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,398
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	168,331	170,418
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	103,265
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	54,299	54,813
Total Asset Backed Securities ( Cost $2,426,333 )		2,456,205
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	128,052	138,761
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	171,444	188,804
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	56,654	66,432
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	1,362,428	254,058
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	18,520	18,555
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	116,166	118,406
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	151,790	172,864
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	11,014	11,019
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	107,763	110,418
JPMorgan Mortgage Trust, Series 2021-1, Class A3, CMO (A) (B) (C), 2.5%, 6/25/51	300,000	307,524
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	145,564	149,072
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	10,572	10,574
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	106,822	111,030
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	38,892	39,469
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	294,150	298,927
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	170,174	173,450
Total Collateralized Mortgage Obligations ( Cost $2,136,170 )		2,169,363
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.413%, 3/25/23	259,453	267,442
Fannie Mae-Aces, Series 2017-M15, Class A1, (B) (C), 2.959%, 9/25/27	371,369	403,869
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.136%, 11/25/27	250,000	272,085

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	243,314	264,217
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	679,262
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	200,000	207,728
Total Commercial Mortgage-Backed Securities ( Cost $1,930,430 )		2,094,603
CORPORATE NOTES AND BONDS - 12.6%
Communication Services - 1.4%
AT&T Inc., 2.25%, 2/1/32	150,000	147,943
AT&T Inc., 4.75%, 5/15/46	200,000	238,769
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	100,000	95,537
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	210,102
Comcast Corp., 4.15%, 10/15/28	275,000	325,793
Comcast Corp., 3.4%, 4/1/30	50,000	56,644
Comcast Corp., 1.5%, 2/15/31	100,000	97,074
Discovery Communications LLC, 5%, 9/20/37	250,000	308,487
DISH DBS Corp., 6.75%, 6/1/21	100,000	101,530
eBay Inc., 1.9%, 3/11/25	50,000	52,125
Expedia Group Inc., 3.25%, 2/15/30	200,000	204,283
Verizon Communications Inc., 4.329%, 9/21/28	331,000	393,284
Verizon Communications Inc., 3.875%, 2/8/29	100,000	115,601
Walt Disney Co./The, 3.8%, 3/22/30	50,000	58,443
		2,405,615
Consumer Discretionary - 1.1%
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	125,000	121,829
Home Depot Inc./The, 3.35%, 4/15/50	100,000	111,927
Kimberly-Clark Corp., 3.1%, 3/26/30	100,000	112,727
Lowe's Cos. Inc., 3%, 10/15/50	250,000	253,916
McDonald's Corp., MTN, 2.125%, 3/1/30	50,000	51,526
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	393,267
NIKE Inc., 3.375%, 3/27/50	150,000	172,590
Southwest Airlines Co., 5.25%, 5/4/25	50,000	57,392
Southwest Airlines Co., 5.125%, 6/15/27	200,000	236,172
Tractor Supply Co., 1.75%, 11/1/30	125,000	123,495
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	177,919
		1,812,760
Consumer Staples - 0.6%
7-Eleven Inc. (A), 1.8%, 2/10/31	100,000	99,018
Hershey Co./The, 0.9%, 6/1/25	50,000	50,608
Hormel Foods Corp., 1.8%, 6/11/30	100,000	101,240
Keurig Dr Pepper Inc., 3.8%, 5/1/50	75,000	85,702
Mars Inc. (A), 2.375%, 7/16/40	250,000	247,952
Mars Inc. (A), 3.95%, 4/1/49	200,000	244,645
Sysco Corp., 5.95%, 4/1/30	100,000	129,048
		958,213
Energy - 2.2%
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	220,134
ConocoPhillips Co., 4.15%, 11/15/34	129,000	148,319
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	86,438
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	332,865
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	267,149
Kinder Morgan Inc., 5.55%, 6/1/45	200,000	250,295
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	114,230
MPLX L.P., 4.8%, 2/15/29	150,000	177,668
MPLX L.P., 2.65%, 8/15/30	100,000	102,137

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	92,787
Phillips 66, 2.15%, 12/15/30	200,000	197,112
Phillips 66, 4.65%, 11/15/34	250,000	297,961
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	74,062
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	200,000	232,728
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	22,621
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	327,404
Valero Energy Corp., 6.625%, 6/15/37	250,000	327,976
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	342,694
		3,614,580
Financials - 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D) (E), 4.625%, 10/15/27	150,000	169,591
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	433,010
Bank of America Corp., MTN, (SOFR + 1.370%) (B), 1.922%, 10/24/31	150,000	148,648
Bank of Montreal, MTN (D), 3.3%, 2/5/24	110,000	119,270
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	102,071
Capital One Financial Corp., 3.3%, 10/30/24	200,000	217,844
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	148,193
Charles Schwab Corp./The, Series H, (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	180,250
Credit Suisse Group AG, (SOFR + 2.044%) (A) (B) (D), 2.193%, 6/5/26	125,000	129,880
Credit Suisse Group AG, (5 year CMT + 3.554%) (A) (B) (D), 4.5%, 9/3/30	200,000	198,000
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	125,000	140,765
Empower Finance L.P. (A), 3.075%, 9/17/51	100,000	105,391
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	135,370
Goldman Sachs BDC Inc., 2.875%, 1/15/26	100,000	102,540
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	380,901
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	111,264
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	106,616
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	250,000	249,687
JPMorgan Chase & Co., 1.04%, 2/4/27	200,000	199,776
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	134,638
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	29,120
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	100,000	109,813
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	200,000	221,759
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	113,677
Morgan Stanley, FRN, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	250,000	249,032
Nasdaq Inc., 1.65%, 1/15/31	250,000	243,821
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	342,668
Prudential Financial Inc., (5 year CMT + 3.035%) (B) (E), 3.7%, 10/1/50	125,000	130,937
Regions Financial Corp., 2.25%, 5/18/25	100,000	105,303
Synchrony Financial, 3.7%, 8/4/26	150,000	164,727
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	105,961
Truist Bank, 2.25%, 3/11/30	50,000	51,554
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	216,566
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	100,000	100,000
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	100,000	105,451
		5,804,094
Health Care - 1.0%
Anthem Inc., 2.375%, 1/15/25	50,000	53,058
Cigna Corp., 4.375%, 10/15/28	50,000	59,416
CVS Health Corp., 5.125%, 7/20/45	250,000	326,103
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	51,827
Royalty Pharma PLC (A) (D), 2.2%, 9/2/30	250,000	252,083
Royalty Pharma PLC (A) (D), 3.55%, 9/2/50	250,000	261,066

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	59,039
Viatris Inc. (A), 2.7%, 6/22/30	125,000	131,195
Zoetis Inc., 3%, 9/12/27	350,000	389,572
Zoetis Inc., 3%, 5/15/50	100,000	104,847
		1,688,206
Industrials - 1.0%
Boeing Co./The, 3.625%, 2/1/31	125,000	134,547
Boeing Co./The, 5.805%, 5/1/50	50,000	65,741
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	102,270
FedEx Corp., 3.8%, 5/15/25	100,000	112,158
General Electric Co., 3.45%, 5/1/27	100,000	111,917
Masco Corp., 4.375%, 4/1/26	25,000	29,079
Otis Worldwide Corp., 2.565%, 2/15/30	125,000	131,967
Quanta Services Inc., 2.9%, 10/1/30	150,000	160,130
Textron Inc., 2.45%, 3/15/31	100,000	100,502
TransDigm Inc. (A), 6.25%, 3/15/26	75,000	79,098
Vulcan Materials Co., 3.5%, 6/1/30	200,000	227,757
WRKCo Inc., 3.9%, 6/1/28	250,000	285,686
Xylem Inc., 2.25%, 1/30/31	150,000	155,146
		1,695,998
Information Technology - 0.8%
Broadcom Inc., 4.15%, 11/15/30	200,000	226,261
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	162,051
Citrix Systems Inc. (E), 4.5%, 12/1/27	55,000	64,252
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	111,328
Intel Corp., 3.734%, 12/8/47	272,000	313,787
Intuit Inc. (E), 1.65%, 7/15/30	125,000	125,489
Lam Research Corp., 1.9%, 6/15/30	50,000	51,050
Micron Technology Inc., 2.497%, 4/24/23	100,000	104,322
Oracle Corp., 4%, 7/15/46	200,000	233,695
		1,392,235
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	218,552
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,812
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	255,461
		525,825
Real Estate - 0.2%
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	100,000	103,276
Iron Mountain Inc. (A), 4.5%, 2/15/31	50,000	51,125
Omega Healthcare Investors Inc., 3.375%, 2/1/31	100,000	104,045
Store Capital Corp., 4.5%, 3/15/28	100,000	113,168
		371,614
Utilities - 0.5%
AES Corp./The (A), 1.375%, 1/15/26	250,000	250,717
Berkshire Hathaway Energy Co. (A), 1.65%, 5/15/31	125,000	123,330
Eastern Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	162,990
Florida Power and Light Co., 2.85%, 4/1/25	100,000	108,517
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	111,963
		757,517
Total Corporate Notes and Bonds ( Cost $19,080,516 )		21,026,657
FOREIGN CORPORATE BONDS - 0.3%
Financials - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 1.75%, 1/30/26	150,000	147,730

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Avolon Holdings Funding Ltd. (A) (D), 2.125%, 2/21/26	150,000	146,987
Standard Chartered PLC, (5 year CMT + 3.805%) (A) (B) (D) (E), 4.75%, 1/14/31	250,000	252,550
Total Foreign Corporate Bonds ( Cost $546,539 )		547,267
LONG TERM MUNICIPAL BONDS - 0.7%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	420,534
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	502,185
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,137
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	224,702
Total Long Term Municipal Bonds ( Cost $1,144,205 )		1,182,558
MORTGAGE BACKED SECURITIES - 4.7%
Fannie Mae - 2.8%
3%, 9/1/30 Pool # 890696	113,991	122,532
3%, 12/1/30 Pool # AL8924	190,571	203,615
7%, 11/1/31 Pool # 607515	5,366	6,179
3.5%, 12/1/31 Pool # MA0919	299,188	320,633
7%, 5/1/32 Pool # 644591	750	781
3.5%, 8/1/32 Pool # MA3098	102,627	109,992
3.5%, 9/1/32 Pool # MA3126	83,746	90,004
5.5%, 10/1/33 Pool # 254904	30,881	35,969
7%, 7/1/34 Pool # 792636	4,346	4,539
4%, 2/1/35 Pool # MA2177	195,165	213,847
5%, 8/1/35 Pool # 829670	26,151	30,245
5%, 9/1/35 Pool # 835699	31,453	35,757
5%, 9/1/35 Pool # 820347	38,639	44,926
3%, 12/1/35 Pool # AS6267	156,156	165,683
5%, 12/1/35 Pool # 850561	10,057	11,687
4%, 6/1/36 Pool # AL8618	142,051	155,025
5.5%, 9/1/36 Pool # 831820	50,781	59,298
5.5%, 10/1/36 Pool # 901723	16,801	19,604
5.5%, 12/1/36 Pool # 903059	38,475	44,164
3%, 11/1/39 Pool # MA3831	138,591	145,779
4.5%, 7/1/41 Pool # AB3274	98,987	110,996
5.5%, 7/1/41 Pool # AL6588	98,488	115,134
3.5%, 6/1/42 Pool # AO4134	165,608	181,086
4%, 6/1/42 Pool # MA1087	120,534	133,363
3.5%, 8/1/42 Pool # AP2133	118,552	129,117
3.5%, 8/1/42 Pool # AO8100	75,079	81,296
4%, 10/1/42 Pool # AP7363	211,260	233,775
3%, 2/1/43 Pool # AL3072	201,444	219,504
3%, 2/1/43 Pool # AB8563	110,465	117,976
3%, 2/1/43 Pool # AB8486	189,732	202,585
3%, 3/1/43 Pool # AB8818	178,144	190,254
3.5%, 3/1/43 Pool # AT0310	101,933	111,438
4%, 1/1/45 Pool # AS4257	64,030	70,727
4%, 1/1/45 Pool # MA2145	192,663	212,152
4.5%, 2/1/45 Pool # MA2193	118,263	130,152
3.5%, 12/1/45 Pool # AS6309	82,141	89,032
3%, 1/1/47 Pool # BE0108	156,077	169,280
3.5%, 12/1/47 Pool # MA3210	255,634	272,997
4%, 7/1/48 Pool # MA3415	76,878	82,471
		4,673,594

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Freddie Mac - 1.9%
4.5%, 2/1/25 Pool # J11722	13,500	14,348
4.5%, 5/1/25 Pool # J12247	11,805	12,541
8%, 6/1/30 Pool # C01005	679	812
6.5%, 1/1/32 Pool # C62333	27,411	31,308
2.5%, 2/1/32 Pool # ZS8641	265,428	279,280
2.5%, 6/1/35 Pool # RC1421	213,043	223,631
4.5%, 8/1/39 Pool # G08361	149,740	167,795
3.5%, 11/1/40 Pool # G06168	153,941	167,374
4.5%, 9/1/41 Pool # Q03516	87,375	97,934
4%, 10/1/41 Pool # Q04092	121,026	133,565
3%, 8/1/42 Pool # G08502	134,915	143,096
3%, 9/1/42 Pool # C04233	77,621	83,244
3%, 4/1/43 Pool # V80026	196,245	210,596
3%, 4/1/43 Pool # V80025	202,588	218,456
3.5%, 8/1/44 Pool # Q27927	261,369	283,212
3%, 7/1/45 Pool # G08653	197,074	209,439
3.5%, 8/1/45 Pool # Q35614	203,749	221,751
3%, 10/1/46 Pool # G60722	178,702	192,984
4%, 3/1/47 Pool # Q46801	131,672	142,211
3.5%, 12/1/47 Pool # Q52955	270,716	289,147
		3,122,724
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	8,168	9,469
6.5%, 4/20/31 Pool # 3068	4,749	5,565
		15,034
Total Mortgage Backed Securities ( Cost $7,426,740 )		7,811,352
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Treasury Bonds - 2.0%
6.625%, 2/15/27	$700,000	950,824
3.750%, 8/15/41	400,000	548,422
3.000%, 5/15/42	550,000	681,635
2.500%, 2/15/45	500,000	571,816
2.500%, 5/15/46	200,000	228,742
3.000%, 2/15/48	250,000	314,180
1.250%, 5/15/50	85,000	73,233
		3,368,852
U.S. Treasury Notes - 6.1%
0.125%, 10/15/24	507,150	548,013
1.625%, 8/15/22	750,000	767,490
2.125%, 3/31/24	500,000	530,117
2.000%, 8/15/25	450,000	482,941
2.250%, 11/15/25	3,000,000	3,261,094
1.500%, 8/15/26	2,000,000	2,104,453
0.375%, 9/30/27	500,000	488,594
2.875%, 5/15/28	1,750,000	2,006,553
		10,189,255
Total U.S. Government and Agency Obligations ( Cost $12,596,496 )		13,558,107
	Shares
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (F)	1,841,955	1,841,955
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (F) (G)	747,318	747,318

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $2,589,273 )	2,589,273
TOTAL INVESTMENTS - 98.4% ( Cost $127,392,641 )	164,289,302
NET OTHER ASSETS AND LIABILITIES - 1.6%	2,598,837
TOTAL NET ASSETS - 100.0%	$166,888,139

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(E)	All or a portion of these securities, with an aggregate fair value of $731,156, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 71.0%
Communication Services - 5.7%
Discovery Inc., Class C * (A)	65,800	$2,304,974
Lumen Technologies Inc.	189,000	2,339,820
		4,644,794
Consumer Discretionary - 6.6%
Amazon.com Inc. * (A)	500	1,603,100
General Motors Co. (A)	45,000	2,280,600
Nordstrom Inc. (A)	39,800	1,410,910
		5,294,610
Consumer Staples - 4.4%
Archer-Daniels-Midland Co. (A)	27,200	1,360,272
JM Smucker Co./The (A)	18,700	2,176,867
		3,537,139
Energy - 14.9%
Apache Corp.	52,600	751,128
Baker Hughes Co.	96,300	1,934,667
Canadian Natural Resources Ltd.	63,000	1,422,540
EOG Resources Inc.	27,000	1,375,920
Range Resources Corp.	602,200	5,546,262
Transocean Ltd. *	295,000	991,200
		12,021,717
Financials - 6.5%
Bank of America Corp. (A)	75,000	2,223,750
Berkshire Hathaway Inc., Class B * (A)	13,200	3,007,884
		5,231,634
Health Care - 11.1%
AmerisourceBergen Corp. (A)	17,000	1,771,400
Baxter International Inc. (A)	21,000	1,613,430
CVS Health Corp. (A)	48,200	3,453,530
Gilead Sciences Inc. (A)	32,500	2,132,000
		8,970,360
Industrials - 3.3%
General Dynamics Corp. (A)	18,100	2,654,908

Information Technology - 8.0%
Fiserv Inc. * (A)	22,000	2,259,180
Microsoft Corp. (A)	11,600	2,690,736
Visa Inc., Class A (A)	8,000	1,546,000
		6,495,916
Materials - 7.8%
Alcoa Corp. * (A)	134,200	2,415,600
Barrick Gold Corp.	80,000	1,789,600
Newmont Corp. (A)	35,000	2,086,000
		6,291,200
Utilities - 2.7%
Entergy Corp. (A)	22,600	2,154,458
Total Common Stocks ( Cost $72,958,801 )		57,296,736
INVESTMENT COMPANIES - 2.6%
VanEck Vectors Gold Miners ETF (A)	60,000	2,070,600
Total Investment Companies (Cost $2,344,196)		2,070,600

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 28.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)				23,247,220	23,247,220
Total Short-Term Investments (Cost $23,247,220)					23,247,220
TOTAL INVESTMENTS - 102.4% (Cost $98,550,217)					82,614,556
TOTAL CALL OPTIONS WRITTEN - (2.4%)					(1,908,443)
NET OTHER ASSETS AND LIABILITIES - 0.0%					(56,242)
TOTAL NET ASSETS - 100.0%					$80,649,871

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $43,216,199, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
ETF	Exchange Traded Fund.

Written Option Contracts Outstanding at January 31, 2021
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Alcoa Corp.	$25.00	2/19/21	(316)	(790,000)	$(2,370)	$(41,475)	$39,105
Amazon.com Inc.	3,300.00	2/19/21	(5)	(1,650,000)	(48,987)	(34,619)	(14,368)
AmerisourceBergen Corp.	100.00	2/19/21	(170)	(1,700,000)	(108,800)	(58,056)	(50,744)
Archer-Daniels-Midland Co.	55.00	3/19/21	(265)	(1,457,500)	(15,900)	(12,975)	(2,925)
Bank of America Corp.	34.00	3/19/21	(525)	(1,785,000)	(16,800)	(57,205)	40,405
Baxter International Inc.	85.00	5/21/21	(210)	(1,785,000)	(48,825)	(56,481)	7,656
Berkshire Hathaway Inc., Class B	230.00	3/19/21	(132)	(3,036,000)	(98,670)	(86,356)	(12,314)
CVS Health Corp.	72.50	2/19/21	(241)	(1,747,250)	(50,971)	(35,782)	(15,189)
CVS Health Corp.	75.00	5/21/21	(241)	(1,807,500)	(88,568)	(52,643)	(35,925)
Discovery Inc., Class C	27.50	2/19/21	(338)	(929,500)	(275,470)	(29,422)	(246,048)
Discovery Inc., Class C	27.50	3/19/21	(320)	(880,000)	(302,400)	(41,268)	(261,132)
Entergy Corp.	100.00	2/19/21	(126)	(1,260,000)	(12,915)	(24,398)	11,483
Fiserv Inc.	120.00	2/19/21	(220)	(2,640,000)	(4,180)	(48,645)	44,465
General Dynamics Corp.	165.00	3/19/21	(181)	(2,986,500)	(19,005)	(42,347)	23,342
General Motors Co.	45.00	3/19/21	(450)	(2,025,000)	(353,250)	(107,604)	(245,646)
Gilead Sciences Inc.	62.50	2/19/21	(325)	(2,031,250)	(133,900)	(33,004)	(100,896)
JM Smucker Co./The	120.00	2/19/21	(75)	(900,000)	(18,000)	(11,939)	(6,061)
JM Smucker Co./The	125.00	3/19/21	(112)	(1,400,000)	(19,320)	(17,244)	(2,076)
Microsoft Corp.	225.00	2/19/21	(116)	(2,610,000)	(129,630)	(40,825)	(88,805)
Newmont Corp.	65.00	3/19/21	(350)	(2,275,000)	(62,125)	(74,984)	12,859
Nordstrom Inc.	40.00	2/19/21	(398)	(1,592,000)	(72,237)	(53,380)	(18,857)
VanEck Vectors Gold Miners ETF	38.00	2/19/21	(600)	(2,280,000)	(20,400)	(71,731)	51,331
Visa Inc., Class A	215.00	2/19/21	(80)	(1,720,000)	(5,720)	(42,316)	36,596
Total Options Written, at Value					$(1,908,443)	$(1,074,699)	$(833,744)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Communication Services - 11.8%
Alphabet Inc., Class C *	8,938	$16,407,844
Facebook Inc., Class A *	35,591	9,194,223
Liberty Broadband Corp., Class C *	119,119	17,397,330
		42,999,397
Consumer Discretionary - 12.0%
Dollar Tree Inc. *	131,605	13,378,964
Lowe's Cos. Inc.	118,845	19,829,288
TJX Cos. Inc./The	165,964	10,628,335
		43,836,587
Financials - 20.9%
Arch Capital Group Ltd. *	280,216	8,801,584
Berkshire Hathaway Inc., Class B *	64,145	14,616,721
Brookfield Asset Management Inc., Class A	313,393	12,172,184
Marsh & McLennan Cos. Inc.	109,291	12,012,174
Progressive Corp./The	177,373	15,465,152
US Bancorp	315,875	13,535,244
		76,603,059
Health Care - 14.9%
Alcon Inc. *	173,933	12,472,735
Becton Dickinson and Co.	73,452	19,228,999
Danaher Corp.	39,333	9,354,961
Novartis AG, ADR	146,461	13,250,327
		54,307,022
Industrials - 9.4%
Copart Inc. *	90,635	9,947,191
Jacobs Engineering Group Inc.	128,293	12,952,462
PACCAR Inc.	127,010	11,585,852
		34,485,505
Information Technology - 19.0%
Accenture PLC, Class A	44,198	10,692,380
Adobe Inc. *	16,364	7,507,312
Analog Devices Inc.	88,607	13,054,469
Cognizant Technology Solutions Corp., Class A	184,210	14,359,170
TE Connectivity Ltd.	91,987	11,075,235
Visa Inc., Class A	67,105	12,968,041
		69,656,607
Materials - 5.7%
Linde PLC	36,925	9,061,395
PPG Industries Inc.	87,832	11,831,849
		20,893,244
Real Estate - 2.4%
American Tower Corp., REIT	38,859	8,834,982
Total Common Stocks ( Cost $241,043,765 )		351,616,403
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	13,272,594	13,272,594
Total Short-Term Investments ( Cost $13,272,594 )		13,272,594
TOTAL INVESTMENTS - 99.7% ( Cost $254,316,359 )		364,888,997
NET OTHER ASSETS AND LIABILITIES - 0.3%		922,362
TOTAL NET ASSETS - 100.0%		$365,811,359

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Investors Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Communication Services - 7.5%
Comcast Corp., Class A	244,000	$12,095,080
Verizon Communications Inc.	196,000	10,731,000
		22,826,080
Consumer Discretionary - 10.3%
Home Depot Inc./The	45,100	12,213,982
Lowe's Cos. Inc.	29,800	4,972,130
McDonald's Corp.	40,500	8,417,520
Starbucks Corp.	59,000	5,711,790
		31,315,422
Consumer Staples - 10.9%
Coca-Cola Co./The	99,500	4,790,925
Colgate-Palmolive Co.	46,700	3,642,600
Hershey Co./The	22,000	3,199,680
Nestle S.A., ADR	55,500	6,232,650
PepsiCo Inc.	62,000	8,467,340
Procter & Gamble Co./The	52,500	6,731,025
		33,064,220
Financials - 16.2%
BlackRock Inc.	16,300	11,430,538
CME Group Inc.	33,000	5,997,420
JPMorgan Chase & Co.	66,500	8,556,555
Northern Trust Corp.	98,000	8,740,620
Travelers Cos. Inc./The	73,700	10,045,310
US Bancorp	104,000	4,456,400
		49,226,843
Health Care - 16.3%
AmerisourceBergen Corp.	30,000	3,126,000
Amgen Inc.	23,100	5,577,033
Bristol-Myers Squibb Co.	152,300	9,355,789
Johnson & Johnson	75,500	12,316,315
Medtronic PLC	44,500	4,954,185
Merck & Co. Inc.	85,500	6,589,485
Novartis AG, ADR	31,100	2,813,617
Pfizer Inc.	129,000	4,631,100
		49,363,524
Industrials - 14.3%
3M Co.	41,500	7,289,890
Caterpillar Inc.	58,500	10,696,140
Emerson Electric Co.	120,000	9,522,000
Fastenal Co.	151,300	6,897,767
Honeywell International Inc.	17,000	3,321,290
Union Pacific Corp.	28,000	5,529,160
		43,256,247
Information Technology - 14.4%
Analog Devices Inc.	56,200	8,279,946
Automatic Data Processing Inc.	22,300	3,682,176
Cisco Systems Inc./Delaware	231,000	10,297,980
Paychex Inc.	66,000	5,763,120
TE Connectivity Ltd.	51,500	6,200,600
Texas Instruments Inc.	57,400	9,510,606
		43,734,428

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Dividend Income Fund Portfolio of Investments (unaudited)

Materials - 3.2%
Linde PLC		27,400	6,723,960
Nucor Corp.		60,000	2,923,800
			9,647,760
Utilities - 4.7%
Dominion Energy Inc.		89,500	6,523,655
NextEra Energy Inc.		96,500	7,803,955
			14,327,610
Total Common Stocks ( Cost $240,704,149 )			296,762,134
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		5,366,639	5,366,639
Total Short-Term Investments ( Cost $5,366,639 )			5,366,639
TOTAL INVESTMENTS - 99.6% ( Cost $246,070,788 )			302,128,773
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,156,325
TOTAL NET ASSETS - 100.0%			$303,285,098

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.0%
Communication Service - 6.3%
Liberty Broadband Corp., Class C *	262,120	$38,282,626

Consumer Discretionary - 12.4%
CarMax Inc. *	220,035	25,915,722
Dollar Tree Inc. *	289,700	29,450,902
Ross Stores Inc.	174,184	19,384,937
		74,751,561
Consumer Staples - 1.3%
Brown-Forman Corp., Class B	105,255	7,543,626

Financials - 25.9%
Capital Markets - 4.5%
Brookfield Asset Management Inc., Class A	418,596	16,258,269
Moelis & Co., Class A	222,927	11,081,701
		27,339,970
Commercial Banks - 1.9%
Glacier Bancorp Inc.	245,472	11,451,269

Insurance - 19.5%
Arch Capital Group Ltd. *	828,488	26,022,808
Brown & Brown Inc.	508,047	21,891,745
Kemper Corp.	155,696	10,953,214
Markel Corp. *	22,255	21,575,777
Progressive Corp./The	271,822	23,700,160
WR Berkley Corp.	224,322	13,939,369
		118,083,073
		156,874,312
Health Care - 4.2%
Laboratory Corp. of America Holdings *	110,948	25,397,107

Industrials - 21.4%
Armstrong World Industries Inc.	154,281	12,066,317
Carlisle Cos. Inc.	154,007	22,320,235
Clarivate PLC *	353,009	10,216,080
Copart Inc. *	194,412	21,336,717
Dun & Bradstreet Holdings Inc. *	521,808	12,340,759
Expeditors International of Washington Inc.	127,813	11,441,820
Fastenal Co.	231,531	10,555,498
IHS Markit Ltd.	336,006	29,259,403
		129,536,829
Information Technology - 17.7%
Amphenol Corp., Class A	145,283	18,142,941
Arista Networks Inc. *	75,089	23,094,373
CDW Corp.	139,741	18,398,300
Gartner Inc. *	177,128	26,907,514
Vontier Corp. *	639,321	20,733,180
		107,276,308
Materials - 1.8%
NewMarket Corp.	27,364	10,731,887

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks (Cost $335,516,698)			550,394,256
SHORT-TERM INVESTMENTS - 8.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		53,958,274	53,958,274
Total Short-Term Investments (Cost $53,958,274)			53,958,274
TOTAL INVESTMENTS - 99.9% (Cost $389,474,972)			604,352,530
NET OTHER ASSETS AND LIABILITIES - 0.1%			600,549
TOTAL NET ASSETS - 100.0%			$604,953,079

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.7%
Communication Service - 0.9%
Cogent Communications Holdings Inc.	40,803	$2,323,731

Consumer Discretionary - 8.7%
Bed Bath & Beyond Inc. (A)	107,280	3,790,202
Brunswick Corp.	48,630	4,204,550
Hibbett Sports Inc. *	57,687	3,256,431
Magnite Inc. *	150,088	5,199,048
Revolve Group Inc. *	105,268	3,911,759
Shake Shack Inc., Class A *	29,204	3,312,318
		23,674,308
Consumer Staples - 10.1%
Boston Beer Co. Inc./The, Class A *	3,234	2,965,222
Edgewell Personal Care Co.	173,489	5,794,533
Hain Celestial Group Inc./The *	252,421	10,496,927
Primo Water Corp.	198,786	3,071,244
Simply Good Foods Co./The *	172,212	4,914,931
		27,242,857
Financials - 10.4%
Arch Capital Group Ltd. *	111,870	3,513,837
Axis Capital Holdings Ltd.	87,459	4,014,368
MGIC Investment Corp.	525,686	6,161,040
PacWest Bancorp	120,701	3,643,963
PRA Group Inc. *	64,485	2,126,070
Veritex Holdings Inc.	134,905	3,448,172
Western Alliance Bancorp	78,066	5,322,540
		28,229,990
Health Care - 21.2%
Avanos Medical Inc. *	90,019	4,077,861
Cardiovascular Systems Inc. *	30,397	1,367,561
Castle Biosciences Inc. *	41,624	2,781,732
Catalent Inc. *	30,062	3,458,633
Covetrus Inc. *	242,772	8,271,242
Encompass Health Corp.	58,827	4,729,691
Flexion Therapeutics Inc. *	284,937	3,467,683
Glaukos Corp. *	52,874	4,689,395
Globus Medical Inc., Class A *	108,073	6,667,023
Natera Inc. *	47,295	5,043,539
Owens & Minor Inc.	161,952	4,709,564
PetIQ Inc. * (A)	100,136	3,470,714
PRA Health Sciences Inc. *	26,405	3,254,152
Supernus Pharmaceuticals Inc. *	44,848	1,318,083
		57,306,873
Industrials - 18.8%
Armstrong World Industries Inc.	42,374	3,314,071
Beacon Roofing Supply Inc. *	93,886	3,733,846
Carlisle Cos. Inc.	25,317	3,669,193
Crane Co.	53,339	4,036,695
EnerSys	57,059	4,691,962
Healthcare Services Group Inc.	61,210	1,984,428
Insperity Inc.	40,538	3,181,828

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison Small Cap Fund Portfolio of Investments (unaudited)

Kennametal Inc.		100,967	3,824,630
Knight-Swift Transportation Holdings Inc.		74,262	2,970,480
Masco Corp.		59,822	3,248,933
Rexnord Corp.		86,047	3,257,739
Robert Half International Inc.		55,423	3,741,052
Stericycle Inc. *		52,254	3,421,592
WillScot Mobile Mini Holdings Corp. *		239,882	5,687,602
			50,764,051
Information Technology - 15.7%
Box Inc., Class A *		249,964	4,334,376
Ciena Corp. *		55,639	2,970,566
CommVault Systems Inc. *		158,592	9,956,406
Entegris Inc.		56,829	5,591,405
FLIR Systems Inc.		30,834	1,604,910
LiveRamp Holdings Inc. *		71,053	5,379,423
National Instruments Corp.		93,256	3,860,798
PTC Inc. *		45,372	6,030,392
Varonis Systems Inc. *		15,583	2,754,607
			42,482,883
Materials - 6.9%
Ferro Corp. *		358,149	4,938,875
Huntsman Corp.		176,618	4,666,248
Olin Corp.		139,707	3,340,394
Scotts Miracle-Gro Co./The		25,619	5,672,303
			18,617,820
Total Common Stocks ( Cost $160,841,270 )			250,642,513
SHORT-TERM INVESTMENTS - 7.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)		18,937,049	18,937,049
Total Short-Term Investments ( Cost $18,937,049 )			18,937,049
TOTAL INVESTMENTS - 99.7% ( Cost $179,778,319 )			269,579,562
NET OTHER ASSETS AND LIABILITIES - 0.3%			873,905
TOTAL NET ASSETS - 100.0%			$270,453,467

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $3,544,842, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(B)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Australia - 1.4%
BHP Group PLC (A)	9,606	$263,926

Canada - 3.2%
Canadian National Railway Co.	1,994	201,965
Suncor Energy Inc.	12,019	201,045
TMX Group Ltd.	1,863	179,693
		582,703
China - 3.9%
Autohome Inc., ADR	1,850	203,926
China Longyuan Power Group Corp. Ltd., Class H	35,000	51,282
ENN Energy Holdings Ltd. (A)	11,300	175,016
Ping An Insurance Group Co. of China Ltd., Class H (A)	24,000	283,069
		713,293
Denmark - 3.4%
Carlsberg AS, Class B (A)	1,768	259,168
Vestas Wind Systems AS (A)	1,707	365,263
		624,431
Finland - 2.3%
Nordea Bank Abp * (A)	24,817	201,401
Sampo Oyj, Class A (A)	5,009	210,033
		411,434
France - 15.3%
Air Liquide S.A. (A)	2,045	334,182
Alstom S.A. * (A)	5,823	315,555
BNP Paribas S.A. * (A)	2,944	141,790
Engie S.A. * (A)	32,473	504,437
Pernod Ricard S.A. (A)	1,285	242,523
Safran S.A. * (A)	2,656	334,951
Sanofi (A)	4,749	446,186
Vinci S.A. (A)	1,347	124,981
Vivendi S.A. (A)	11,210	343,948
		2,788,553
Germany - 6.9%
Continental AG (A)	1,469	206,497
Fresenius Medical Care AG & Co. KGaA (A)	2,279	184,981
Infineon Technologies AG (A)	5,696	229,080
Merck KGaA (A)	1,531	255,851
ProSiebenSat.1 Media SE * (A)	10,099	183,203
Vonovia SE (A)	2,949	197,501
		1,257,113
Hong Kong - 1.1%
ESR Cayman Ltd. * (A) (B)	55,800	199,122

Ireland - 3.8%
Medtronic PLC	4,654	518,130
Ryanair Holdings PLC, ADR *	1,879	178,636
		696,766
Israel - 1.1%
Bank Leumi Le-Israel BM (A)	31,892	197,349

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

Italy - 2.3%
Enel SpA (A)	41,745	414,515

Japan - 16.1%
Daiwa House Industry Co. Ltd. (A)	9,396	267,170
Fujitsu Ltd. (A)	1,603	244,104
Hitachi Ltd. (A)	10,900	450,213
Kao Corp. (A)	1,610	117,186
Makita Corp. (A)	5,600	267,153
Nexon Co. Ltd. (A)	10,305	313,260
Nintendo Co. Ltd. (A)	600	346,766
Ryohin Keikaku Co. Ltd. (A)	7,600	182,158
Sumitomo Mitsui Financial Group Inc. (A)	7,200	224,111
Suzuki Motor Corp. (A)	4,500	203,329
Yamaha Corp. (A)	3,300	186,589
Z Holdings Corp. (A)	21,315	131,860
		2,933,899
Luxembourg - 1.1%
ArcelorMittal S.A. * (A)	9,368	203,786

Mexico - 0.7%
Arca Continental S.A.B. de C.V.	26,400	120,171

Netherlands - 4.8%
Akzo Nobel N.V. (A)	1,585	160,707
JDE Peet's BV * (A)	3,075	118,599
Koninklijke DSM N.V. (A)	2,192	382,792
Wolters Kluwer N.V. (A)	2,608	216,464
		878,562
Norway - 2.3%
Equinor ASA (A)	10,887	194,678
Telenor ASA (A)	13,967	231,220
		425,898
Portugal - 1.5%
EDP - Energias de Portugal S.A. (A)	35,326	220,776
Galp Energia SGPS S.A. (A)	5,172	51,685
		272,461
Singapore - 1.1%
DBS Group Holdings Ltd. (A)	10,340	194,405

South Korea - 2.0%
Samsung Electronics Co. Ltd. (A)	4,966	362,428

Spain - 1.2%
Banco Santander S.A. * (A)	75,900	221,989

Sweden - 2.2%
Hexagon AB, Class B (A)	1,748	152,948
Sandvik AB * (A)	9,950	247,943
		400,891
Switzerland - 5.8%
ABB Ltd. (A)	14,802	436,862

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

Flughafen Zurich AG * (A)		832	136,668
Novartis AG (A)		5,412	489,543
			1,063,073
United Kingdom - 12.8%
3i Group PLC (A)		9,840	148,825
Aon PLC, Class A		1,570	318,867
Ferguson PLC (A)		2,341	272,368
Informa PLC * (A)		21,492	146,909
Prudential PLC (A)		14,685	235,420
RELX PLC (A)		20,556	509,894
Tesco PLC (A)		113,360	371,198
Unilever PLC (A)		5,517	321,572
			2,325,053
Total Common Stocks ( Cost $13,084,720 )			17,551,821
PREFERRED STOCK - 1.8%
Germany - 1.8%
Volkswagen AG (A)		1,714	325,911
Total Preferred Stocks ( Cost $295,130 )			325,911
SHORT-TERM INVESTMENTS - 1.8%
United States - 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		322,049	322,049
Total Short-Term Investments ( Cost $322,049 )			322,049
TOTAL INVESTMENTS - 99.9% ( Cost $13,701,899 )			18,199,781
NET OTHER ASSETS AND LIABILITIES - 0.1%			25,093
TOTAL NET ASSETS - 100.0%			$18,224,874

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

OTHER INFORMATION
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/21
Communication Services	9.7%
Consumer Discretionary	6.0%
Consumer Staples	8.5%
Energy	2.4%
Financials	14.1%
Health Care	10.4%
Industrials	19.8%
Information Technology	8.6%
Materials	7.3%
Real Estate	3.7%
Short-Term Investments	1.8%
Utilities	7.6%
Net Other Assets and Liabilities	0.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of January 31, 2021, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	1/31/21
Conservative Allocation
Investment Companies	$66,501,123	$—	$—	$66,501,123
Short-Term Investments	3,858,608	—	—	3,858,608
	70,359,731	—	—	70,359,731
Moderate Allocation
Investment Companies	127,967,392	—	—	127,967,392
Short-Term Investments	10,087,621	—	—	10,087,621
	138,055,013	–	–	138,055,013
Aggressive Allocation
Investment Companies	62,527,739	—	—	62,527,739
Short-Term Investments	7,422,755	—	—	7,422,755
	69,950,494	—	—	69,950,494
Tax-Free Virginia
Municipal Bonds	—	20,784,142	—	20,784,142

Tax-Free National
Municipal Bonds	—	22,720,765	—	22,720,765

High Quality Bond
Corporate Notes and Bonds	—	63,204,000	—	63,204,000

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

U.S. Government and Agency Obligations	—	114,794,582	—	114,794,582
Short-Term Investments	2,823,227	—	—	2,823,227
	2,823,227	177,998,582	—	180,821,809
Core Bond
Asset Backed Securities	—	12,210,894	—	12,210,894
Collateralized Mortgage Obligations	—	6,987,339	—	6,987,339
Commercial Mortgage-Backed Securities	—	5,681,464	—	5,681,464
Corporate Notes and Bonds	—	67,229,643	—	67,229,643
Foreign Corporate Bonds	—	2,016,628	—	2,016,628
Mortgage Backed Securities	—	21,082,096	—	21,082,096
U.S. Government and Agency Obligations	—	41,791,015	—	41,791,015
Short-Term Investments	6,804,330	—	—	6,804,330
	6,804,330	156,999,079	—	163,803,409

Diversified Income
Common Stocks	110,853,917	—	—	110,853,917
Asset Backed Securities	—	2,456,205	—	2,456,205
Collateralized Mortgage Obligations	—	2,169,363	—	2,169,363
Commercial Mortgage-Backed Securities	—	2,094,603	—	2,094,603
Corporate Notes and Bonds	—	21,026,657	—	21,026,657
Foreign Corporate Bonds		547,267		547,267
Long Term Municipal Bonds	—	1,182,558	—	1,182,558
Mortgage Backed Securities	—	7,811,352	—	7,811,352
U.S. Government and Agency Obligations	—	13,558,107	—	13,558,107
Short-Term Investments	2,589,273	—	—	2,589,273
	113,443,190	50,846,112	—	164,289,302
Covered Call & Equity Income
Assets:
Common Stocks	57,296,736	—	—	57,296,736
Exchange Traded Funds	2,070,600	—	—	2,070,600
Short-Term Investments	23,247,220	—	—	23,247,220
	82,614,556	—	—	82,614,556
Liabilities:
Call Options Written	(1,908,443)	—	—	(1,908,443)

Dividend Income
Common Stocks	296,762,134	—	—	296,762,134
Short-Term Investments	5,366,639	—	—	5,366,639
	302,128,773	—	—	302,128,773
Investors
Common Stocks	351,616,403	—	—	351,616,403
Short-Term Investments	13,272,594	—	—	13,272,594
	364,888,997	—	—	364,888,997

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

Mid Cap
Common Stocks	550,394,256	—	—	550,394,256
Short-Term Investments	53,958,274	—	—	53,958,274
	604,352,530	—	—	604,352,530
Small Cap
Common Stocks	250,642,513	—	—	250,642,513
Short-Term Investments	18,937,049	—	—	18,937,049
	269,579,562	—	—	269,579,562

International Stock
Common Stocks:
Australia	—	263,926.00	—	263,926.00
Canada	—	582,703.00	—	582,703.00
China	255,208	458,085.00	—	713,293.00
Denmark	—	624,431.00	—	624,431.00
Finland	—	411,434.00	—	411,434.00
France	—	2,788,553.00	—	2,788,553.00
Germany	—	1,257,113.00	—	1,257,113.00
Hong Kong	—	199,122.00	—	199,122.00
Ireland	696,766	—	—	696,766
Israel	—	197,349.00	—	197,349.00
Italy	—	414,515.00	—	414,515.00
Japan	—	2,933,899.00	—	2,933,899.00
Luxembourg	—	203,786.00	—	203,786.00
Mexico	—	120,171.00	—	120,171.00
Netherlands	—	878,562.00	—	878,562.00
Norway	—	425,898.00	—	425,898.00
Portugal	—	272,461.00	—	272,461.00
Singapore	—	194,405.00	—	194,405.00
South Korea	—	362,428.00	—	362,428.00
Spain	—	221,989.00	—	221,989.00
Sweden	—	400,891.00	—	400,891.00
Switzerland	—	1,063,073.00	—	1,063,073.00
United Kingdom	318,867.00	2,006,186.00	—	2,325,053.00
Preferred Stocks	—	325,911	—	325,911.00
Short-Term Investments	322,049	—	—	322,049.00
	1,592,890	16,606,891	—	18,199,781
1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.
The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2021 and their effects:

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options written	$ 1,908,443
3. FEDERAL INCOME TAX INFORMATION
At January 31, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 4,276,960	$(104,300)	$4,172,660
Moderate Allocation	12,191,953	(182,112)	12,009,841
Aggressive Allocation	7,457,062	(67,620)	7,389,442
Tax-Free Virginia	1,512,537	-	1,512,537
Tax-Free National	1,835,732	(68)	1,835,664
High Quality Bond	3,802,047	(105,128)	3,696,919
Core Bond	9,405,614	(731,552)	8,674,062
Diversified Income	37,436,562	(539,901)	36,896,661
Covered Call & Equity Income	1,568,058	(18,337,463)	(16,769,405)
Dividend Income	57,259,048	(1,201,063)	56,057,985
Investors	111,793,367	(1,220,729)	110,572,638
Mid Cap	217,521,090	(2,643,532)	214,877,558
Small Cap	90,151,590	(350,347)	89,801,243
International Stock	4,781,363	(283,481)	4,497,882
4. SECURITIES LENDING
The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S.government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.
As of January 31, 2021, the aggregate fair value of securities on loan for the Madison fund family was $18,332,851. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities.See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

Fund	Market Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 1,002,006	$ 1,028,125	$-
Moderate Allocation	4,739,624	2,983,502	1,879,914
Aggressive Allocation	6,771,943	2,900,554	4,045,740
Core Bond	1,543,280	1,577,125	-
Diversified Income	731,156	747,318	-
Small Cap	3,544,842	-	3,693,263

*Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned. Cash Collateral is maintained in a Government Money Market account and Non-Cash Collateral is in U.S. Government Securities..

5. CONCENTRATION OF RISK Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it

Madison Funds | January 31, 2021

Notes to Portfolio of Investments (Unaudited)

invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.
6. Impacts of COVID-19 The recent global outbreak of COVID-19 has disrupted financial markets and the prolonged economic impact is uncertain. The performance of the funds' investments depends on future developments, including the duration and spread of the outbreak and the creation, distribution and efficacy of a vaccine. Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the fund's investments.
7. Subsequent Events: Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. Effective February 28, 2021, Madison will take over management of the International Stock Fund from Lazard Asset Management, LLC, the current Subadviser of the Fund. Other than this event, no other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.